Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other receivables
Schedule of trade and other current receivables

(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Trade receivables	54,395	52,462
Taxes receivable	9	2,647
Receivables from shareholders	50	—
Other receivables	7,738	2,799
Total trade and other receivables	62,192	57,908